United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4577
(Investment Company Act File Number)

Federated Hermes Income Securities Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2024-10-31

Date of Reporting Period: 2024-10-31

Item 1.	Reports to Stockholders

Federated Hermes Muni and Stock Advantage Fund
Class A Shares / FMUAX
Annual Shareholder Report | October 31, 2024
A Portfolio of Federated Hermes Income Securities Trust
This annual shareholder report contains important information about the Federated Hermes Muni and Stock Advantage Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes planned changes made to the Fund since the beginning of the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$109	0.99%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to a 40%/60% custom blend of the Russell 1000 Value Index and the S&P Municipal Bond Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S. and the Bloomberg US Universal Bond Index which covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. The Fund seeks to provide tax-advantaged income with a secondary objective of capital appreciation, by investing in both tax-exempt (or municipal) securities and equity securities that are primarily income producing.
Top Contributors to Performance
  An overweight allocation to equities and an underweight allocation to municipal securities contributed positively to Fund relative performance.
  Equity security selection contributed positively to relative performance. Security selection in the Information Technology, Communication Services and Consumer Discretionary sectors also aided performance during the reporting period.
  Duration management and yield curve positioning contributed positively to performance. Overweight positioning to securities with maturities 17 years and longer had a positive contribution as well as moderate duration short and long positions during a volatile reporting period.
  Fixed income security selection contributed favorably to relative performance. Top contributors included Puerto Rico general obligation bonds and sales tax-backed revenue bonds and BBB and lower quality bonds.
Top Detractors from Performance
  Equity sector allocation with underweight allocations to the Financials and Industrials sectors and an overweight position in the Communication Services sector detracted the most from Fund relative performance.
  Equity security selection in the Industrials, Utilities, and Energy sectors had a negative impact on Fund relative performance.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2014 through October 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A Shares — including sales load	12.88%	4.17%	4.05%
Class A Shares — excluding sales load	19.43%	5.36%	4.64%
S&P 500® Index[1]	38.02%	15.26%	13.00%
Bloomberg US Universal Bond Index[1]	11.20%	0.18%	1.82%
40% Russell 1000 Value Index / 60% S&P Municipal Bond Index	18.14%	5.04%	5.20%
S&P Municipal Bond Index	10.08%	1.22%	2.38%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Morningstar Moderately Conservative Allocation Funds Average	18.29%	4.37%	4.16%
[1]
The Fund has designated the S&P 500® Index and the Bloomberg US Universal Bond Index as its new broad-based securities markets indexes in accordance with the SEC's revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$1,387,847,086
Number of Investments	405
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$7,752,685
Fund Holdings
Top Security Types
(% of Net Assets)
Tax-Exempt, Fixed-Income Securities	50.7%
Equity Securities	43.6%
Top Sectors - Equity
(% Equity Securities)
Top Sectors - Tax-Exempt
(% Tax-Exempt Securities)
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective January 28, 2025, the Fund will reduce the front-end sales charges and breakpoint discount levels on its Class A shares. As a result, effective January 28, 2025, the maximum sales charge (load) imposed on purchases of Class A Shares (as a percentage of offering price) is reduced from 5.50% to 4.50%. In addition, an investor’s purchases of the Fund’s Class C Shares will generally be limited to $250,000 instead of $1 million (except for employer-sponsored retirement plans held in omnibus accounts).
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31420C837
31285-A (12/24)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2024 Federated Hermes, Inc.

Federated Hermes Muni and Stock Advantage Fund
Class C Shares / FMUCX
Annual Shareholder Report | October 31, 2024
A Portfolio of Federated Hermes Income Securities Trust
This annual shareholder report contains important information about the Federated Hermes Muni and Stock Advantage Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes planned changes made to the Fund since the beginning of the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$190	1.74%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to a 40%/60% custom blend of the Russell 1000 Value Index and the S&P Municipal Bond Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S. and the Bloomberg US Universal Bond Index which covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. The Fund seeks to provide tax-advantaged income with a secondary objective of capital appreciation, by investing in both tax-exempt (or municipal) securities and equity securities that are primarily income producing.
Top Contributors to Performance
  An overweight allocation to equities and an underweight allocation to municipal securities contributed positively to Fund relative performance.
  Equity security selection contributed positively to relative performance. Security selection in the Information Technology, Communication Services and Consumer Discretionary sectors also aided performance during the reporting period.
  Duration management and yield curve positioning contributed positively to performance. Overweight positioning to securities with maturities 17 years and longer had a positive contribution as well as moderate duration short and long positions during a volatile reporting period.
  Fixed income security selection contributed favorably to relative performance. Top contributors included Puerto Rico general obligation bonds and sales tax-backed revenue bonds and BBB and lower quality bonds.
Top Detractors from Performance
  Equity sector allocation with underweight allocations to the Financials and Industrials sectors and an overweight position in the Communication Services sector detracted the most from Fund relative performance.
  Equity security selection in the Industrials, Utilities, and Energy sectors had a negative impact on Fund relative performance.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2014 through October 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class C Shares — including sales load	17.55%	4.57%	4.02%
Class C Shares — excluding sales load	18.55%	4.57%	4.02%
S&P 500® Index[1]	38.02%	15.26%	13.00%
Bloomberg US Universal Bond Index[1]	11.20%	0.18%	1.82%
40% Russell 1000 Value Index / 60% S&P Municipal Bond Index	18.14%	5.04%	5.20%
S&P Municipal Bond Index	10.08%	1.22%	2.38%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Morningstar Moderately Conservative Allocation Funds Average	18.29%	4.37%	4.16%
[1]
The Fund has designated the S&P 500® Index and the Bloomberg US Universal Bond Index as its new broad-based securities markets indexes in accordance with the SEC's revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$1,387,847,086
Number of Investments	405
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$7,752,685
Fund Holdings
Top Security Types
(% of Net Assets)
Tax-Exempt, Fixed-Income Securities	50.7%
Equity Securities	43.6%
Top Sectors - Equity
(% Equity Securities)
Top Sectors - Tax-Exempt
(% Tax-Exempt Securities)
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective January 28, 2025, the Fund will reduce the front-end sales charges and breakpoint discount levels on its Class A shares. As a result, effective January 28, 2025, the maximum sales charge (load) imposed on purchases of Class A Shares (as a percentage of offering price) is reduced from 5.50% to 4.50%. In addition, an investor’s purchases of the Fund’s Class C Shares will generally be limited to $250,000 instead of $1 million (except for employer-sponsored retirement plans held in omnibus accounts).
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31420C811
31285-B (12/24)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2024 Federated Hermes, Inc.

Federated Hermes Muni and Stock Advantage Fund
Class F Shares / FMUFX
Annual Shareholder Report | October 31, 2024
A Portfolio of Federated Hermes Income Securities Trust
This annual shareholder report contains important information about the Federated Hermes Muni and Stock Advantage Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$109	0.99%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to a 40%/60% custom blend of the Russell 1000 Value Index and the S&P Municipal Bond Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S. and the Bloomberg US Universal Bond Index which covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. The Fund seeks to provide tax-advantaged income with a secondary objective of capital appreciation, by investing in both tax-exempt (or municipal) securities and equity securities that are primarily income producing.
Top Contributors to Performance
  An overweight allocation to equities and an underweight allocation to municipal securities contributed positively to Fund relative performance.
  Equity security selection contributed positively to relative performance. Security selection in the Information Technology, Communication Services and Consumer Discretionary sectors also aided performance during the reporting period.
  Duration management and yield curve positioning contributed positively to performance. Overweight positioning to securities with maturities 17 years and longer had a positive contribution as well as moderate duration short and long positions during a volatile reporting period.
  Fixed income security selection contributed favorably to relative performance. Top contributors included Puerto Rico general obligation bonds and sales tax-backed revenue bonds and BBB and lower quality bonds.
Top Detractors from Performance
  Equity sector allocation with underweight allocations to the Financials and Industrials sectors and an overweight position in the Communication Services sector detracted the most from Fund relative performance.
  Equity security selection in the Industrials, Utilities, and Energy sectors had a negative impact on Fund relative performance.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2014 through October 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class F Shares — including sales load	17.21%	5.15%	4.53%
Class F Shares — excluding sales load	19.43%	5.36%	4.64%
S&P 500® Index[1]	38.02%	15.26%	13.00%
Bloomberg US Universal Bond Index[1]	11.20%	0.18%	1.82%
40% Russell 1000 Value Index / 60% S&P Municipal Bond Index	18.14%	5.04%	5.20%
S&P Municipal Bond Index	10.08%	1.22%	2.38%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Morningstar Moderately Conservative Allocation Funds Average	18.29%	4.37%	4.16%
[1]
The Fund has designated the S&P 500® Index and the Bloomberg US Universal Bond Index as its new broad-based securities markets indexes in accordance with the SEC's revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$1,387,847,086
Number of Investments	405
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$7,752,685
Fund Holdings
Top Security Types
(% of Net Assets)
Tax-Exempt, Fixed-Income Securities	50.7%
Equity Securities	43.6%
Top Sectors - Equity
(% Equity Securities)
Top Sectors - Tax-Exempt
(% Tax-Exempt Securities)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31420C720
31285-C (12/24)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2024 Federated Hermes, Inc.

Federated Hermes Muni and Stock Advantage Fund
Institutional Shares / FMUIX
Annual Shareholder Report | October 31, 2024
A Portfolio of Federated Hermes Income Securities Trust
This annual shareholder report contains important information about the Federated Hermes Muni and Stock Advantage Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$81	0.74%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to a 40%/60% custom blend of the Russell 1000 Value Index and the S&P Municipal Bond Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S. and the Bloomberg US Universal Bond Index which covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. The Fund seeks to provide tax-advantaged income with a secondary objective of capital appreciation, by investing in both tax-exempt (or municipal) securities and equity securities that are primarily income producing.
Top Contributors to Performance
  An overweight allocation to equities and an underweight allocation to municipal securities contributed positively to Fund relative performance.
  Equity security selection contributed positively to relative performance. Security selection in the Information Technology, Communication Services and Consumer Discretionary sectors also aided performance during the reporting period.
  Duration management and yield curve positioning contributed positively to performance. Overweight positioning to securities with maturities 17 years and longer had a positive contribution as well as moderate duration short and long positions during a volatile reporting period.
  Fixed income security selection contributed favorably to relative performance. Top contributors included Puerto Rico general obligation bonds and sales tax-backed revenue bonds and BBB and lower quality bonds.
Top Detractors from Performance
  Equity sector allocation with underweight allocations to the Financials and Industrials sectors and an overweight position in the Communication Services sector detracted the most from Fund relative performance.
  Equity security selection in the Industrials, Utilities, and Energy sectors had a negative impact on Fund relative performance.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: October 31, 2014 through October 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	19.72%	5.63%	4.91%
S&P 500® Index[1]	38.02%	15.26%	13.00%
Bloomberg US Universal Bond Index[1]	11.20%	0.18%	1.82%
40% Russell 1000 Value Index / 60% S&P Municipal Bond Index	18.14%	5.04%	5.20%
S&P Municipal Bond Index	10.08%	1.22%	2.38%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Morningstar Moderately Conservative Allocation Funds Average	18.29%	4.37%	4.16%
[1]
The Fund has designated the S&P 500® Index and the Bloomberg US Universal Bond Index as its new broad-based securities markets indexes in accordance with the SEC's revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$1,387,847,086
Number of Investments	405
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$7,752,685
Fund Holdings
Top Security Types
(% of Net Assets)
Tax-Exempt, Fixed-Income Securities	50.7%
Equity Securities	43.6%
Top Sectors - Equity
(% Equity Securities)
Top Sectors - Tax-Exempt
(% Tax-Exempt Securities)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31420C654
31285-D (12/24)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 – $258,641

Fiscal year ended 2023 - $246,698

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $1,756 and $0 respectively. Fiscal year ended 2024- Travel expenses for attendance at Board meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $32,801 and $73,033 respectively. Fiscal year ended 2024- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2023- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2024 - $254,735

Fiscal year ended 2023 - $312,735

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
October 31, 2024

Share Class | Ticker	A | FMUAX	C | FMUCX	F | FMUFX	Institutional | FMUIX

Federated Hermes Muni and Stock Advantage Fund

A Portfolio of Federated Hermes Income Securities Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
October 31, 2024
Principal Amount or Shares			Value
		MUNICIPAL BONDS—50.7%
		Alabama—1.5%
$ 1,500,000		Black Belt Energy Gas District, AL, Gas Project Revenue Refunding Bonds (Series 2023D-1), (Goldman Sachs Group, Inc. GTD), 5.500%, Mandatory Tender 2/1/2029	$ 1,599,942
5,000,000		Energy Southeast, AL, Energy Supply Revenue Bonds (Series 2023A-1), (Morgan Stanley GTD), 5.500%, Mandatory Tender 1/1/2031	5,466,537
6,000,000		Jefferson County, AL (Jefferson County, AL Sewer System), Sewer Revenue Warrants (Series 2024), 5.250%, 10/1/2049	6,399,622
3,000,000		Jefferson County, AL (Jefferson County, AL Sewer System), Sewer Revenue Warrants (Series 2024), 5.500%, 10/1/2053	3,247,538
2,010,000		Lower Alabama Gas District, Gas Project Revenue Bonds (Series 2016A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2031	2,146,255
2,000,000		Lower Alabama Gas District, Gas Project Revenue Bonds (Series 2016A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2046	2,196,278
		TOTAL	21,056,172
		Arizona—1.1%
4,250,000		Arizona State IDA (Equitable School Revolving Fund), Senior National Charter School Revolving Loan Fund Revenue Bonds (Series 2022A), 5.000%, 11/1/2047	4,473,083
665,000	[1]	Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	671,385
2,500,000		Phoenix, AZ Civic Improvement Corp. - Airport System, Junior Lien Airport Revenue Bonds (Series 2019A), 5.000%, 7/1/2049	2,587,869
3,000,000		Phoenix, AZ IDA (GreatHearts Academies), Education Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	3,001,735
2,000,000	[1]	Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.875%, 11/15/2052	2,171,752
2,600,000		Yuma, AZ IDA (Yuma Regional Medical Center), Revenue Bonds (Series 2024A), (Original Issue Yield: 4.180%), (Assured Guaranty Corp. INS), 4.000%, 8/1/2054	2,499,184
		TOTAL	15,405,008
		California—2.5%
2,000,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Revenue Bonds (Series 2014B), 5.000%, 10/1/2044	2,000,090
250,000	[1]	California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2051	233,873
250,000	[1]	California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	230,593
500,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	500,327
1,500,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	1,500,448
1,135,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	1,137,100
65,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2014A), (United States Treasury PRF 11/1/2024@100), 5.000%, 11/1/2039	65,000
3,550,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2015A), 5.000%, 11/1/2030	3,617,671
1,565,000		California State, Various Purpose UT GO Bonds, 5.000%, 9/1/2052	1,695,106
2,765,000	[1]	California Statewide Communities Development Authority (Loma Linda University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 12/1/2046	2,784,705
2,000,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Senior Revenue Green Bonds (Series 2022I), 5.000%, 5/15/2048	2,166,808
2,055,000		Los Angeles, CA Department of Water & Power (Los Angeles, CA Department of Water & Power (Electric/Power System)), Power System Revenue Bonds (Series 2022C), 5.000%, 7/1/2052	2,210,484
1,425,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Original Issue Yield: 6.375%), (Citigroup, Inc. GTD), 6.125%, 11/1/2029	1,511,489
400,000		Riverside County, CA Transportation Commission (RCTC 91 Express Lanes), Toll Revenue Second Lien Refunding Bonds (Series 2021C), 4.000%, 6/1/2047	386,703
3,940,000		San Diego County, CA Regional Airport Authority, Subordinate Airport Revenue Bonds (Series 2021A), 4.000%, 7/1/2046	3,864,380
1,990,000		San Diego County, CA Regional Airport Authority, Subordinate Airport Revenue Bonds (Series 2021A), 4.000%, 7/1/2051	1,927,440
1,080,000		San Diego, CA Unified School District, UT GO Dedicated Property Tax Bonds (Series 2002M-2), 4.550%, 7/1/2052	1,114,949
2,420,000		San Francisco, CA Bay Area Rapid Transit District, GO Bonds (Series 2022D-1), 5.250%, 8/1/2047	2,724,944
2,500,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Refunding Bonds (Series 2023D), 5.250%, 5/1/2048	2,763,971
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MUNICIPAL BONDS—continued
	California—continued
$ 2,440,000	University of California (The Regents of), Limited Project Revenue Bonds (Series 2017M), 5.000%, 5/15/2036	$ 2,543,626
	TOTAL	34,979,707
	Colorado—1.8%
1,500,000	Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.000%, 12/15/2035	1,506,884
2,815,000	Colorado Health Facilities Authority (Advent Health System/Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2019A), 4.000%, 11/15/2043	2,759,840
250,000	Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2037	251,585
1,200,000	Colorado Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2022), 5.500%, 11/1/2047	1,319,358
5,880,000	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Senior Revenue Bonds (Series 2017), 5.000%, 12/31/2051	5,880,001
1,365,000	Colorado State Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2019A-1), 4.000%, 8/1/2044	1,303,007
2,500,000	Colorado State Health Facilities Authority (Intermountain Healthcare Obligated Group), Revenue Bonds (Series 2024A), 5.000%, 5/15/2054	2,630,895
4,000,000	Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2022C), 5.250%, 11/15/2053	4,342,618
1,500,000	Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Senior Revenue Bonds (Series 2022B), 5.250%, 11/15/2053	1,628,482
3,095,000	University of Colorado (The Regents of), University Enterprise Revenue Refunding Bonds (Series 2017A-2), 4.000%, 6/1/2043	3,026,046
	TOTAL	24,648,716
	Connecticut—0.4%
3,000,000	Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2032	3,195,588
1,500,000	Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2022A), 5.250%, 7/1/2042	1,675,121
	TOTAL	4,870,709
	Delaware—0.1%
2,000,000	Delaware EDA (ACTS Retirement Life Communities, Inc.), Retirement Communities Revenue Bonds (Series 2018B), 5.000%, 11/15/2048	2,030,688
	District Of Columbia—1.5%
1,140,000	District of Columbia (District of Columbia International School), Revenue Bonds (Series 2019), 5.000%, 7/1/2054	1,147,106
1,435,000	District of Columbia (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2041	1,439,784
1,000,000	District of Columbia (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), (Original Issue Yield: 5.125%), 5.000%, 7/1/2042	996,562
500,000	District of Columbia (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), 5.000%, 7/1/2037	503,675
5,375,000	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Bonds (Series 2022A), 5.000%, 7/1/2035	6,020,209
3,500,000	District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien Revenue Refunding Bonds (Series 2024A), 5.000%, 10/1/2039	3,951,583
6,090,000	District of Columbia, UT GO Bonds (Series 2019A), 5.000%, 10/15/2044	6,377,013
	TOTAL	20,435,932
	Florida—1.7%
3,000,000	Brevard County, FL Health Facilities Authority (Health First, Inc.), Hospital Revenue Bonds (Series 2022A), 5.000%, 4/1/2042	3,215,947
2,010,000	Central Florida Expressway Authority, Senior Lien Revenue Refunding Bonds (Series 2016B), 4.000%, 7/1/2040	2,010,086
2,125,000	Hillsborough County, FL Aviation Authority (Tampa International Airport), Revenue Bonds (Series 2018F), 5.000%, 10/1/2048	2,190,719
2,500,000	Lakeland, FL (Lakeland Regional Health System), Hospital Revenue Refunding Bonds (Series 2024), 5.000%, 11/15/2038	2,770,391
1,000,000	Lakeland, FL (Lakeland Regional Health System), Hospital Revenue Refunding Bonds (Series 2024), 5.000%, 11/15/2040	1,098,433
530,000	Lakewood Ranch Stewardship District, FL (Star Farms at Lakewood Ranch Project Phase 3/4), Special Assessment Revenue Bonds (Series 2024), 5.500%, 5/1/2054	534,219
1,055,000	Lee County, FL IDA (Cypress Cove at Healthpark), Healthcare Facilities Revenue Bonds (Series 2022A), 5.250%, 10/1/2052	978,057
620,000	Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2020A), 4.000%, 10/1/2041	615,427
1,650,000	Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2024B), 5.000%, 10/1/2037	1,854,948
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MUNICIPAL BONDS—continued
	Florida—continued
$ 750,000	St. Johns County, FL IDA (Vicar’s Landing), Senior Living Revenue Bonds (Series 2021A), 4.000%, 12/15/2046	$ 612,073
7,535,000	Tampa, FL (Tampa, FL Water and Wastewater Systems), Water and Wastewater Revenue Bonds (Series 2022A), 5.000%, 10/1/2047	8,175,370
	TOTAL	24,055,670
	Georgia—2.1%
2,000,000	Atlanta, GA Development Authority (Westside Gulch Area Project (Spring Street Atlanta)), Convertible Capital Appreciation Economic Development Certificates (Series 2024-1), (Original Issue Yield: 6.500%), 6.500%, 12/15/2048	1,670,148
1,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2024B), 5.000%, 11/1/2041	1,107,474
2,500,000	Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2018C), (United States Treasury PRF 11/1/2027@100), 5.000%, 11/1/2032	2,652,830
3,000,000	Atlanta, GA, UT GO Public Improvement Bonds (Series 2022A-1), 5.000%, 12/1/2040	3,310,400
1,000,000	Fayette County, GA Development Authority (United States Soccer Federation, Inc.), Revenue Bonds (Series 2024), 5.250%, 10/1/2049	1,071,009
2,500,000	Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation, Inc.), Retirement Facility Refunding Revenue Bonds (Series 2016), 5.000%, 7/1/2036	2,526,032
4,135,000	Georgia Ports Authority, Revenue Bonds (Series 2022), 4.000%, 7/1/2052	4,036,772
1,000,000	Georgia Ports Authority, Revenue Bonds (Series 2022), 5.250%, 7/1/2052	1,084,194
4,000,000	Georgia State, UT GO Bonds (Series 2022A), 4.000%, 7/1/2042	4,094,712
3,940,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project J Revenue Refunding Bonds (Series 2015A), 5.000%, 7/1/2060	3,941,013
3,515,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project P Revenue Refunding Bonds (Series 2023A), 5.500%, 7/1/2064	3,750,340
	TOTAL	29,244,924
	Illinois—4.0%
1,000,000	Chicago, IL Board of Education, Dedicated Capital Improvement Tax Bonds (Series 2023), (Original Issue Yield: 5.190%), 5.000%, 4/1/2045	1,039,953
1,000,000	Chicago, IL Board of Education, UT GO Bonds (Series 2023A), 5.875%, 12/1/2047	1,076,425
625,000	Chicago, IL Board of Education, UT GO Dedicated Refunding Bonds (Series 2018D), (Original Issue Yield: 5.210%), 5.000%, 12/1/2046	610,265
305,000	Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.000%, 1/1/2041	307,592
2,000,000	Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2018B), 5.000%, 1/1/2048	2,056,182
1,335,000	Chicago, IL Transit Authority, Second Lien Sales Tax Receipts Revenue Bonds (Series 2020A), 5.000%, 12/1/2045	1,381,373
2,000,000	Chicago, IL Wastewater Transmission, Second Lien Wastewater Transmission Revenue Bonds (Series 2023A), (Assured Guaranty, Inc. INS), 5.250%, 1/1/2048	2,139,239
1,660,000	Chicago, IL, Refunding UT GO Bonds (Series 2016C), 5.000%, 1/1/2038	1,663,521
2,000,000	Chicago, IL, UT GO Bonds (Series 2019A), 5.500%, 1/1/2049	2,054,066
1,000,000	Chicago, IL, UT GO Bonds (Series 2023A), 4.000%, 1/1/2035	993,167
3,250,000	Chicago, IL, UT GO Bonds (Series 2023A), 5.250%, 1/1/2038	3,460,159
3,000,000	Cook County, IL Sales Tax, Revenue Refunding Bonds (Series 2017), 5.000%, 11/15/2037	3,115,312
1,000,000	Cook County, IL, UT GO Refunding Bonds (Series 2022A), 5.000%, 11/15/2029	1,091,780
750,000	Cook County, IL, UT GO Refunding Bonds (Series 2022A), 5.000%, 11/15/2033	839,063
412,000	DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	409,928
2,855,000	Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.500%), 5.250%, 5/15/2054	2,255,600
1,500,000	Illinois Finance Authority (DePaul University), Revenue Bonds (Series 2016), 5.000%, 10/1/2041	1,524,204
5,000,000	Illinois Finance Authority (University of Chicago Medical Center Obligated Group), Revenue Bonds (Series 2022A), 5.000%, 8/15/2052	5,194,649
2,880,000	Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	2,976,812
4,320,000	Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2028	4,536,584
3,000,000	Illinois State, UT GO Bonds (Series 2023B), (Original Issue Yield: 4.730%), 4.500%, 5/1/2048	2,933,335
705,000	Illinois State, UT GO Bonds (Series 2023B), 5.500%, 5/1/2047	761,020
750,000	Illinois State, UT GO Bonds (Series 2024), 5.000%, 2/1/2038	821,595
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$ 4,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2026	$ 4,127,577
540,000		Illinois State, UT GO Refunding Bonds (Series 2021A), 4.000%, 3/1/2041	523,208
4,400,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2015A), (Original Issue Yield: 5.060%), 5.000%, 6/15/2053	4,415,460
3,750,000		Sales Tax Securitization Corp., IL, Sales Tax Securitization Bonds (Series 2018A), 5.000%, 1/1/2048	3,828,716
		TOTAL	56,136,785
		Indiana—1.2%
3,735,000		Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2022A), 5.500%, 1/1/2053	4,087,286
1,250,000		Indiana Municipal Power Agency, Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2042	1,290,943
5,000,000		Indiana State Finance Authority (CWA Authority, Inc.), First Lien Wastewater Utility Revenue Bonds (Series 2022B), 5.250%, 10/1/2047	5,323,817
765,000		Indiana State Finance Authority Hospital Revenue (Indiana University Health Obligated Group), Hospital Revenue Refunding Bonds (Series 2014A), 5.000%, 12/1/2029	766,044
1,500,000		Indiana State Finance Authority Hospital Revenue (Methodist Hospital of Indiana), Hospital Revenue Refunding Bonds (Series 2024A), 5.500%, 9/15/2039	1,609,991
2,330,000		Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Senior Revenue Bonds (Series 2023E), (Original Issue Yield: 6.170%), 6.000%, 3/1/2053	2,531,332
1,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Senior Revenue Bonds (Series 2023E), (Original Issue Yield: 6.270%), 6.125%, 3/1/2057	1,088,571
		TOTAL	16,697,984
		Iowa—0.5%
530,800		Iowa Finance Authority (Deerfield Retirement Community, Inc.), Lifespace GTD Senior Living Facility Revenue Refunding Bonds (Series 2014A), (United States Treasury PRF 11/15/2024@100), 5.400%, 11/15/2046	531,149
5,300,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), (United States Treasury PRF 12/1/2032@100), 5.000%, 12/1/2050	6,049,895
		TOTAL	6,581,044
		Kentucky—0.8%
2,000,000		Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2016A), 5.000%, 5/15/2051	1,601,839
5,565,000	[2]	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2022A-2) FRNs, (Morgan Stanley GTD), 4.429% (SOFR x 0.67 +1.200%), Mandatory Tender 8/1/2030	5,573,123
3,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Refunding Bonds (Series 2024B), (BP PLC GTD), 5.000%, Mandatory Tender 8/1/2032	3,215,688
		TOTAL	10,390,650
		Louisiana—0.4%
2,400,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.000%, 7/1/2048	2,532,093
1,000,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.250%, 7/1/2053	1,069,079
1,450,000		St. James Parish, LA (NuStar Logistics LP), Revenue Bonds (Series 2011), 5.850%, Mandatory Tender 6/1/2025	1,465,366
		TOTAL	5,066,538
		Maryland—0.6%
6,000,000		Anne Arundel County, MD, LT GO Bonds (Series 2018), 5.000%, 10/1/2032	6,306,554
270,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2031	281,416
550,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2035	569,165
600,000		Westminster, MD (Lutheran Village at Miller’s Grant, Inc.), Revenue Bonds (Series 2014A), 6.000%, 7/1/2034	600,439
		TOTAL	7,757,574
		Massachusetts—1.4%
5,000,000		Commonwealth of Massachusetts, UT GO Consolidated Loan Bonds (Series 2022C), 5.250%, 10/1/2052	5,422,507
1,660,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, Senior Sales Tax Bonds (Series 2023A-1), (Original Issue Yield: 4.260%), 4.000%, 7/1/2053	1,582,881
5,000,000		Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2016Q), 5.000%, 7/1/2041	5,082,014
2,500,000		Massachusetts Development Finance Agency (Northeastern University), Revenue Bonds (Series 2022), 5.000%, 10/1/2044	2,720,735
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Massachusetts—continued
$ 5,000,000		Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue Refunding Bonds (Series 2015C), 5.000%, 8/15/2037	$ 5,055,670
		TOTAL	19,863,807
		Michigan—0.8%
2,980,000		Great Lakes, MI Water Authority (Great Lakes, MI Water Authority Water Supply System), Water Supply System Revenue Senior Lien Bonds (Series 2022A), 5.250%, 7/1/2052	3,215,094
1,530,000		Michigan State Building Authority, Revenue and Revenue Refunding Bonds Facilities Program (Series I), 4.000%, 4/15/2054	1,443,249
1,250,000		Michigan State Finance Authority (Beaumont Health Spectrum Health System), Hospital Revenue Refunding Bonds (Series 2022A), 5.000%, 4/15/2038	1,355,324
4,000,000		Michigan State Finance Authority (Detroit, MI Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.000%, 7/1/2039	4,003,388
1,500,000		Michigan State Finance Authority (Provident Group - HFH Energy LLC), Act 38 Facilities Senior Revenue Bonds (Series 2024), (Original Issue Yield: 4.600%), 4.375%, 2/28/2054	1,438,933
		TOTAL	11,455,988
		Minnesota—0.7%
1,000,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2018A), 5.375%, 8/1/2050	1,012,228
1,540,000		Minneapolis-St. Paul, MN Metropolitan Airports Commission (Minneapolis-St. Paul International Airport), Subordinate Airport Revenue Bonds (Series 2022A), 5.000%, 1/1/2052	1,614,038
5,000,000	[2]	Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds (Series 2022B) FRNs, (Royal Bank of Canada GTD), 4.229% (SOFR x 0.67 +1.000%), Mandatory Tender 12/1/2027	5,016,734
2,000,000		St. Cloud, MN (CentraCare Health System), Health Care Revenue Bonds (Series 2024), (Original Issue Yield: 4.150%), 4.000%, 5/1/2050	1,910,448
		TOTAL	9,553,448
		Missouri—0.8%
4,000,000	[1]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	3,763,799
2,500,000		Missouri State HEFA (BJC Health System, MO), Health Facilities Revenue Bonds (Series 2014), 5.000%, 1/1/2044	2,500,554
2,000,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Services Projects (Series 2024A), 5.250%, 2/1/2048	2,110,938
1,000,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Services Projects (Series 2024A), 5.250%, 2/1/2054	1,045,458
1,250,000		St. Louis, MO Airport Revenue (St. Louis Lambert International Airport), Airport Revenue Refunding and Airport Revenue Bonds (Series 2017C), (Assured Guaranty, Inc. INS), 5.000%, 7/1/2042	1,280,442
		TOTAL	10,701,191
		Nevada—0.2%
2,200,000		Reno-Tahoe Airport Authority (Reno-Tahoe International Airport), Airport Revenue Bonds (Series 2024B), 5.000%, 7/1/2049	2,350,762
		New Hampshire—0.1%
1,490,600		National Finance Authority, NH, Municipal Certificates (Series 2024-1 Class A), (Original Issue Yield: 4.510%), 4.250%, 7/20/2041	1,458,203
		New Jersey—3.4%
1,800,000		New Jersey EDA (New Jersey State), North Portal Bridge Project (Series 2022), 5.250%, 11/1/2041	1,969,322
4,000,000		New Jersey EDA (New Jersey State), North Portal Bridge Project (Series 2022), 5.250%, 11/1/2047	4,310,006
70,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), (United States Treasury PRF 6/15/2025@100), 5.250%, 6/15/2040	70,839
1,245,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), (United States Treasury PRF 6/15/2025@100), 5.250%, 6/15/2040	1,259,931
1,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2017 DDD), (United States Treasury PRF 6/15/2027@100), 5.000%, 6/15/2033	1,058,972
930,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2018EEE), (United States Treasury PRF 12/15/2028@100), 5.000%, 6/15/2043	1,012,921
1,570,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2018EEE), 5.000%, 6/15/2043	1,616,659
750,000		New Jersey State Educational Facilities Authority (New Jersey State), Higher Education Capital Improvement Fund (Series 2023A), 5.250%, 9/1/2053	801,724
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Federal Highway Reimbursement Revenue Refunding Notes (Series 2018A), 5.000%, 6/15/2031	1,022,479
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$ 1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2022AA), 5.000%, 6/15/2035	$ 1,098,074
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2023BB), 5.000%, 6/15/2037	1,102,968
2,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2024AA), 4.000%, 6/15/2042	1,963,838
1,150,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2034	1,211,298
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2023AA), (Original Issue Yield: 4.250%), 4.250%, 6/15/2044	1,002,170
2,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2022CC), (United States Treasury PRF 12/15/2032@100), 5.000%, 6/15/2048	2,268,749
4,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2015E), (United States Treasury PRF 1/1/2025@100), 5.000%, 1/1/2034	4,008,388
4,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2019A), 5.000%, 1/1/2048	4,170,995
3,500,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2022B), 5.250%, 1/1/2052	3,827,813
1,500,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.250%, 6/1/2046	1,542,746
4,745,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Senior Refunding Bonds (Series 2018A), 5.000%, 6/1/2035	4,941,658
7,450,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.000%, 6/1/2046	7,470,843
		TOTAL	47,732,393
		New Mexico—0.2%
2,175,000		New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.000%, 8/1/2046	2,217,061
		New York—4.7%
1,000,000		Build NYC Resource Corporation (KIPP NYC Canal West), Revenue Bonds (Series 2022), 5.250%, 7/1/2052	1,035,633
2,860,000		Build NYC Resource Corporation (KIPP NYC Canal West), Revenue Bonds (Series 2022), 5.250%, 7/1/2057	2,954,971
1,500,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Green Bonds (Series 2020C-1), 5.000%, 11/15/2050	1,553,662
1,400,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Refunding Bonds (Series 2017B), 5.000%, 11/15/2024	1,400,551
3,175,000		Monroe County, NY IDC (Rochester University, NY), Revenue Bonds (Series 2017C), 4.000%, 7/1/2043	3,146,936
2,225,000		New York City Housing Development Corp., Multifamily Housing Revenue Bonds (Series 2024B-1), 4.850%, 11/1/2059	2,238,814
2,500,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Series 2022AA-3), 5.000%, 6/15/2047	2,671,775
3,000,000		New York City, NY Transitional Finance Authority, Building Aid Revenue Bonds (Series 2019S-3A), 5.000%, 7/15/2032	3,181,127
2,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2023F-1), (Original Issue Yield: 4.450%), 4.000%, 2/1/2051	1,940,309
1,500,000		New York City, NY, UT GO Bonds (Series 2023B-B1), 5.250%, 10/1/2047	1,625,995
2,500,000	[1]	New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	2,499,950
2,260,000		New York State Dormitory Authority (Fordham University), Revenue Bonds (Series 2020), 4.000%, 7/1/2046	2,190,328
6,500,000		New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), General Purpose Revenue Bonds (Series 2021E), 4.000%, 3/15/2039	6,574,945
4,500,000		New York State Dormitory Authority (New York State Section 99-b Intercept Program), School Districts Revenue Bond Financing Program (Series 2022B), (Build America Mutual Assurance INS), 5.000%, 10/1/2034	4,930,657
1,010,000		New York State Thruway Authority (New York State Thruway Authority - General Revenue), General Revenue Bonds (Series 2020N), 5.000%, 1/1/2040	1,080,653
5,000,000		New York State Thruway Authority (New York State Thruway Authority - General Revenue), General Revenue Junior Indebtedness Obligations (Series 2019B), 4.000%, 1/1/2045	4,823,975
4,825,000		New York State Thruway Authority (New York State Thruway Authority - General Revenue), General Revenue Junior Indebtedness Obligations (Series 2019B), 4.000%, 1/1/2050	4,617,332
4,475,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 4.000%, 12/1/2040	4,357,968
Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	MUNICIPAL BONDS—continued
	New York—continued
$ 1,000,000	Suffolk County, NY Off-Track Betting Corp., Revenue Bonds (Series 2024), (Original Issue Yield: 5.076%), 5.000%, 12/1/2034	$ 1,032,929
1,000,000	Suffolk County, NY Off-Track Betting Corp., Revenue Bonds (Series 2024), (Original Issue Yield: 6.100%), 6.000%, 12/1/2053	1,041,206
2,000,000	Triborough Bridge & Tunnel Authority, NY (Triborough Bridge & Tunnel Authority Payroll Mobility Tax), MTA Bridges and Tunnels Payroll Mobility Tax Senior Lien Refunding Bonds (Series 2023A), 5.000%, 11/15/2029	2,215,414
5,000,000	Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels General Revenue Bonds (Series 2022A), 4.000%, 11/15/2052	4,826,064
3,355,000	Western Nassau County Water Authority, Water System Revenue Bonds (Series 2021A), 4.000%, 4/1/2051	3,152,947
	TOTAL	65,094,141
	North Carolina—0.6%
1,250,000	Charlotte, NC (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2017A), 5.000%, 7/1/2042	1,288,420
5,000,000	Charlotte, NC Airport (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2022A), 4.000%, 7/1/2052	4,825,299
1,000,000	North Carolina Medical Care Commission (Penick Village), Retirement Facilities First Mortgage Revenue Bonds (Series 2024), 5.500%, 9/1/2044	1,035,278
1,500,000	North Carolina Municipal Power Agency No. 1, Refunding Revenue Bonds (Series 2015A), 5.000%, 1/1/2031	1,525,849
	TOTAL	8,674,846
	Ohio—1.9%
4,000,000	Allen County, OH (Bon Secours Mercy Health), Hospital Facilities Revenue Refunding Bonds, 4.000%, 8/1/2047	3,810,885
3,000,000	Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), (Original Issue Yield: 5.030%), 5.000%, 2/15/2057	3,011,806
2,500,000	Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), 5.250%, 2/15/2047	2,539,426
1,000,000	Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.000%, 1/1/2051	964,717
1,500,000	Hamilton County, OH (Life Enriching Communities), Hospital Revenue Bonds (Series 2023A), 5.750%, 1/1/2053	1,575,687
3,250,000	Hamilton County, OH Sewer System, Sewer System Revenue and Refunding Revenue Bonds (Series 2024A), 5.000%, 12/1/2053	3,496,783
3,000,000	Miami University, OH, General Receipts Revenue and Refunding Bonds (Series 2020A), 4.000%, 9/1/2045	2,945,819
1,585,000	Muskingum County, OH (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.000%, 2/15/2027	1,585,388
1,125,000	Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.000%, 1/15/2041	1,137,768
3,000,000	Ohio State University, General Receipts Bonds (Series 2021A), 4.000%, 12/1/2048	2,943,492
1,500,000	Port of Greater Cincinnati, OH Development Authority (Duke Energy Convention Center), First Subordinate Development Revenue and Refunding Bonds (Series 2024B), (Assured Guaranty, Inc. INS), 4.375%, 12/1/2058	1,499,964
1,000,000	University of Cincinnati, OH, General Receipts Bonds (Series 2019A), 4.000%, 6/1/2035	1,019,336
	TOTAL	26,531,071
	Oklahoma—0.1%
1,250,000	Tulsa County, OK Industrial Authority (Montereau, Inc.), Senior Living Community Revenue Refunding Bonds (Series 2017), 5.250%, 11/15/2037	1,272,032
	Oregon—0.3%
3,525,000	Oregon State Housing and Community Services Department, Single Family Mortgage Program (Series 2023A), 4.600%, 7/1/2043	3,558,969
	Pennsylvania—2.4%
4,000,000	Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2022), 5.750%, 6/1/2047	4,501,497
1,000,000	Commonwealth Financing Authority of PA (Commonwealth of Pennsylvania), Tobacco Master Settlement Payment Revenue Bonds (Series 2018), 5.000%, 6/1/2033	1,053,723
5,000,000	Commonwealth of Pennsylvania, UT GO Bonds (First Series 2022), 5.000%, 10/1/2042	5,455,964
130,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), (United States Treasury PRF 1/1/2025@100), 5.000%, 1/1/2038	130,306
550,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), (United States Treasury PRF 1/1/2025@100), 5.000%, 1/1/2038	551,293
675,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.000%, 1/1/2038	675,349
1,360,000	Lancaster County, PA Hospital Authority (University of Pennsylvania Health System), Revenue Refunding Bonds (Series 2016), 5.000%, 8/15/2042	1,384,489
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$ 605,000		Lancaster, PA Municipal Authority (Garden Spot Village), Healthcare Facilities Revenue Bonds (Series 2024A), 5.000%, 5/1/2049	$ 628,223
1,290,000		Northampton County, PA General Purpose Authority (Lafayette College), College Refunding and Revenue Bonds (Series 2017), 5.000%, 11/1/2047	1,320,638
1,145,000		Pennsylvania State Economic Development Financing Authority (UPMC Health System), Revenue Bonds (Series 2023A-2), 4.000%, 5/15/2053	1,066,700
5,000,000		Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University), Revenue Bonds (Series 2024B-1), (Assured Guaranty, Inc. INS), 4.250%, 11/1/2051	4,846,266
2,430,000		Pennsylvania State Turnpike Commission, Subordinate Revenue Bonds (Series 2019A), 5.000%, 12/1/2044	2,540,012
1,155,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2022B), 5.250%, 12/1/2052	1,251,639
4,240,000		Pennsylvania State University, Revenue Bonds (Series 2022A), 5.000%, 9/1/2047	4,533,237
375,000		Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	382,967
2,500,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2024C), (Assured Guaranty, Inc. INS), 5.250%, 9/1/2054	2,708,764
		TOTAL	33,031,067
		Puerto Rico—2.5%
2,490,792		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2035	2,442,657
3,996,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2041	3,769,331
4,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 5.750%, 7/1/2031	4,409,501
4,000,000	[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Refunding Bonds (Series 2021B), 4.000%, 7/1/2042	3,849,927
5,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Capital Appreciation Sales Tax Bonds (Series 2019A-1), (Original Issue Yield: 5.375%), 3.450%, 7/1/2046	1,632,839
16,123,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	16,154,187
2,750,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-1), 4.750%, 7/1/2053	2,726,481
		TOTAL	34,984,923
		Rhode Island—0.3%
4,500,000		Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015B), 5.000%, 6/1/2050	4,508,761
		South Carolina—0.7%
4,000,000		South Carolina Jobs-EDA (Novant Health, Inc.), Health Care Facilities Revenue Bonds (Series 2024A), 4.500%, 11/1/2054	3,979,034
6,250,000		South Carolina Jobs-EDA (Prisma Health Obligated Group), Hospital Revenue Bonds (Series 2018A), 5.000%, 5/1/2048	6,335,144
		TOTAL	10,314,178
		Tennessee—1.0%
1,615,000		Chattanooga, TN Health, Educational & Housing Facility Board (CommonSpirit Health), Revenue Bonds (Series 2019A-1), 4.000%, 8/1/2044	1,548,785
2,150,000		Metropolitan Government Nashville & Davidson County, TN (Vanderbilt University), Educational Facilities Revenue Refunding and Improvement Bonds (Series 2024), 4.000%, 10/1/2054	2,095,857
5,000,000		Metropolitan Government Nashville & Davidson County, TN, UT GO Improvement Bonds (Series 2018), 5.000%, 7/1/2031	5,314,633
1,500,000		Metropolitan Nashville Tennessee Airport Authority, Airport Revenue Bonds (Series 2022A), 5.250%, 7/1/2047	1,622,371
2,705,000		Metropolitan Nashville Tennessee Airport Authority, Subordinate Airport Revenue Bonds (Series 2019A), 4.000%, 7/1/2049	2,617,348
		TOTAL	13,198,994
		Texas—4.6%
2,000,000		Cedar Hill, TX Independent School District, UT GO Bonds (Series 2024), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 2/15/2050	1,934,202
1,500,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2020E), 4.000%, 1/1/2050	1,421,026
3,000,000		Clifton Higher Education Finance Corporation, TX (Uplift Education), Revenue Bonds (Series 2015A), 5.000%, 12/1/2035	3,011,360
1,985,000		Conroe, TX Independent School District, UT GO Tax School Building Bonds (Series 2022), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 2/15/2047	1,941,525
1,200,000		Dallas-Fort Worth, TX (Dallas-Fort Worth, TX International Airport), Joint Revenue Refunding Bonds (Series 2022B), 4.000%, 11/1/2045	1,166,808
2,000,000		Dallas-Fort Worth, TX (Dallas-Fort Worth, TX International Airport), Joint Revenue Refunding Bonds (Series 2024), (Original Issue Yield: 4.280%), 4.000%, 11/1/2049	1,928,790
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$ 2,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes Holding, Inc.), First Mortgage Revenue Bonds (Series 2016), 5.000%, 1/1/2048	$ 2,006,008
4,870,000		Harris County, TX IDC (Energy Transfer LP), Marine Terminal Refunding Revenue Bonds (Series 2023), 4.050%, Mandatory Tender 6/1/2033	4,898,646
1,045,000		Harris County-Houston, TX Sports Authority, Senior Lien Revenue Refunding Bonds (Series 2024A), (Assured Guaranty, Inc. INS), 5.000%, 11/15/2037	1,150,165
1,255,000		Harris County-Houston, TX Sports Authority, Senior Lien Revenue Refunding Bonds (Series 2024A), (Assured Guaranty, Inc. INS), 5.000%, 11/15/2038	1,377,079
2,000,000		Houston, TX Combined Utility System, First Lien Revenue & Refunding Bonds (Series 2014D), 5.000%, 11/15/2044	2,001,522
1,335,000		Houston, TX, Public Improvement and Refunding Bonds (Series 2024A), (Original Issue Yield: 4.380%), 4.125%, 3/1/2051	1,291,876
1,575,214	[3]	New Hope Cultural Education Facilities Finance Corporation (Buckingham Senior Living Community), Retirement Facilities Revenue Exchange Bonds (Series 2021B), 2.000%, 11/15/2061	572,920
325,000		New Hope Cultural Education Facilities Finance Corporation (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), (United States Treasury PRF 11/15/2024@102), 5.000%, 11/15/2036	331,635
650,000		New Hope Cultural Education Facilities Finance Corporation (MRC Langford), Retirement Facility Revenue Bonds (Series 2016A), 5.500%, 11/15/2046	555,561
1,430,000		North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2018), 4.250%, 1/1/2049	1,386,294
835,000		Red River, TX HFDC (MRC The Crossings), Retirement Facility Revenue Bonds (Series 2014A), (Original Issue Yield: 7.550%), (United States Treasury PRF 11/15/2024@100), 7.500%, 11/15/2034	836,151
3,000,000		San Antonio, TX Electric & Gas System, Revenue Bonds (New Series 2015), 5.000%, 2/1/2032	3,062,241
1,610,000		San Antonio, TX Public Facilities Corp. (San Antonio, TX), Convention Center Facilities Lease Revenue Refunding and Improvement Bonds (Series 2022), 5.000%, 9/15/2033	1,788,524
6,565,000		Spring Branch, TX Independent School District, UT GO School Building Bonds (Series 2023), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 2/1/2048	6,389,977
1,000,000		Tarrant County, TX Hospital District, LT Bonds (Series 2023), (Original Issue Yield: 4.660%), 4.250%, 8/15/2053	988,193
4,045,000		Texas City Independent School District/TX, UT GO School Building Bonds (Series 2023), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 8/15/2048	3,935,704
2,965,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), (Bank of America Corp. GTD), 5.250%, 12/15/2026	3,061,524
2,400,000		Texas Municipal Gas Acquisition & Supply Corp. IV, Gas Supply Revenue Bonds (Series 2023B), (BP PLC GTD), 5.500%, Mandatory Tender 1/1/2034	2,685,687
1,880,000		Texas State Transportation Commission (State Highway 249 System), First Tier Toll Revenue Bonds (Series 2019A), 5.000%, 8/1/2057	1,912,298
5,000,000		Texas Water Development Board (Texas State Water Implementation Revenue Fund), Revenue Bonds (Series 2017A), 4.000%, 10/15/2036	5,048,332
1,500,000		Texas Water Development Board (Texas State Water Implementation Revenue Fund), Revenue Bonds (Series 2022), 5.000%, 10/15/2047	1,610,792
5,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, General Revenue Bonds (Series 2022A), 5.000%, 7/1/2042	5,411,427
		TOTAL	63,706,267
		Utah—0.4%
3,990,000		Intermountain Power Agency, Power Supply Revenue Bonds (Series 2022A), 5.000%, 7/1/2045	4,239,555
1,755,000		Utah State Board of Higher Education (University of Utah), General Revenue Bonds (Series 2022B), 5.000%, 8/1/2037	1,952,168
		TOTAL	6,191,723
		Virginia—1.5%
1,600,000		James City County, VA EDA (Williamsburg Landing), Residential Care Facility Revenue Bonds (Series 2024A), 6.875%, 12/1/2058	1,767,150
4,900,000		University of Virginia (The Rectors and Visitors of), General Revenue Pledge Refunding Bonds (Series 2018B), 4.000%, 8/1/2048	4,734,126
2,250,000		Virginia Beach, VA Development Authority (Westminster-Canterbury on Chesapeake Bay), Residential Care Facility Revenue Bonds (Series 2023A), 7.000%, 9/1/2053	2,572,742
1,135,000		Virginia Beach, VA Development Authority (Westminster-Canterbury on Chesapeake Bay), Residential Care Facility Revenue Bonds (Series 2023A), 7.000%, 9/1/2059	1,289,642
7,385,000		Virginia College Building Authority, Revenue Bonds (Series 2018A), 5.000%, 9/1/2031	7,902,199
1,200,000		Virginia College Building Authority, Revenue Bonds (Series 2020A), 4.000%, 2/1/2040	1,200,831
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Virginia—continued
$ 1,085,000		Virginia Small Business Financing Authority (LifeSpire of Virginia), Revenue and Refunding Bonds (Series 2024A), 5.500%, 12/1/2054	$ 1,137,906
		TOTAL	20,604,596
		Washington—1.3%
3,000,000		King County, WA Sewer System, Sewer Revenue and Refunding Bonds (Series 2024A), 5.000%, 1/1/2037	3,412,640
1,745,000		Seattle, WA Water System, Water System Improvement and Refunding Revenue Bonds (Series 2022), 5.000%, 9/1/2044	1,893,766
1,500,000	[1]	Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	1,509,599
2,480,212		Washington State Housing Finance Commission, Municipal Certificates (Series 2023-1 Class A), (Original Issue Yield: 5.067%), 3.375%, 4/20/2037	2,237,160
7,000,000		Washington State, UT GO Bonds (Series 2018C), 5.000%, 2/1/2036	7,355,405
1,825,000		Washington State, UT GO Motor Vehicle Fuel Tax Bonds (Series 2019B), 5.000%, 6/1/2039	1,915,395
		TOTAL	18,323,965
		West Virginia—0.2%
2,950,000		West Virginia State Hospital Finance Authority (Vandalia Health), Hospital Refunding and Improvement Revenue Bonds (Series 2023B), 6.000%, 9/1/2048	3,316,447
		Wisconsin—0.4%
3,000,000	[1]	Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 6.625%, 12/1/2032	3,015,796
2,450,000		Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services, Inc.), Revenue Refunding Bonds (Series 2014A), 5.000%, 11/15/2029	2,452,606
		TOTAL	5,468,402
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $698,236,321)	703,471,336
		COMMON STOCKS—43.6%
		Communication Services—3.2%
123,211		Alphabet, Inc., Class A	21,082,634
450,888		AT&T, Inc.	10,163,015
101,968		Deutsche Telekom AG, Class REG	3,087,692
12,855		Meta Platforms, Inc.	7,296,241
31,634		Walt Disney Co.	3,043,191
		TOTAL	44,672,773
		Consumer Discretionary—2.8%
81,454	[4]	Amazon.com, Inc.	15,183,026
97,668		General Motors Co.	4,957,628
4,303		Home Depot, Inc.	1,694,306
15,085		Lowe’s Cos., Inc.	3,949,706
220,421		The Wendy’s Co.	4,212,245
13,286	[4]	Ulta Beauty, Inc.	4,902,268
44,281		Whirlpool Corp.	4,583,526
		TOTAL	39,482,705
		Consumer Staples—3.0%
8,771		Constellation Brands, Inc., Class A	2,037,854
7,691		Costco Wholesale Corp.	6,723,319
4,196		Hershey Foods Corp.	745,126
38,502		Procter & Gamble Co.	6,359,760
22,859		Target Corp.	3,429,764
159,007		The Coca-Cola Co.	10,384,747
150,138		WalMart, Inc.	12,303,809
		TOTAL	41,984,379
		Energy—2.4%
33,294		Chevron Corp.	4,954,813
57,246		ConocoPhillips	6,270,727
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Energy—continued
113,282		Exxon Mobil Corp.	$ 13,229,072
95,770		Schlumberger Ltd.	3,837,504
25,385		TotalEnergies SE	1,587,791
22,092		Valero Energy Corp.	2,866,658
		TOTAL	32,746,565
		Financials—8.5%
37,271		Allstate Corp.	6,951,787
25,514		American Express Co.	6,890,821
60,829		American International Group, Inc.	4,615,705
33,813		Assurant, Inc.	6,481,952
74,533		Bank of America Corp.	3,116,970
5,235		BlackRock, Inc.	5,135,692
37,651		Citizens Financial Group, Inc.	1,585,860
495,373		First Horizon Corp.	8,584,814
16,550		Global Payments, Inc.	1,716,400
21,967		Goldman Sachs Group, Inc.	11,374,293
50,586		Intercontinental Exchange, Inc.	7,884,840
74,161		JPMorgan Chase & Co.	16,457,809
59,854		KKR & Co., Inc.	8,274,217
19,083		Progressive Corp., OH	4,633,925
12,655		S&P Global, Inc.	6,078,956
25,907		Visa, Inc., Class A	7,509,144
111,256		Wells Fargo & Co.	7,222,740
10,876		Willis Towers Watson PLC	3,286,618
		TOTAL	117,802,543
		Health Care—5.5%
16,057		Abbott Laboratories	1,820,382
27,843		AstraZeneca PLC	3,958,515
145,870	[4]	Avantor, Inc.	3,263,112
6,197		Becton Dickinson & Co.	1,447,557
29,562	[4]	Boston Scientific Corp.	2,483,799
29,061		Danaher Corp.	7,139,125
18,225		Eli Lilly & Co.	15,122,011
19,214		Johnson & Johnson	3,071,550
10,245		McKesson Corp.	5,128,545
52,398		Medtronic PLC	4,676,522
64,974		Merck & Co., Inc.	6,648,140
115,243		Pfizer, Inc.	3,261,377
16,639		Sanofi	1,755,578
11,065		Thermo Fisher Scientific, Inc.	6,045,031
18,639		UnitedHealth Group, Inc.	10,521,715
		TOTAL	76,342,959
		Industrials—4.3%
20,279	[4]	Builders Firstsource, Inc.	3,475,821
4,387		Deere & Co.	1,775,375
10,892		Dover Corp.	2,062,182
11,582		FedEx Corp.	3,171,731
22,401		Fortune Brands Innovations, Inc.	1,866,675
21,104		GE Aerospace	3,625,245
5,276	[4]	GE Vernova, Inc.	1,591,558
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
17,119		Hunt (J.B.) Transportation Services, Inc.	$ 3,092,034
99,109		Knight-Swift Transportation Holdings, Inc.	5,161,597
21,923		L3Harris Technologies, Inc.	5,425,285
11,125		Parker-Hannifin Corp.	7,054,029
30,715		Regal Rexnord Corp.	5,115,276
28,049		RTX Corp.	3,393,648
64,854		Stanley Black & Decker, Inc.	6,027,531
33,185		Waste Management, Inc.	7,162,982
		TOTAL	60,000,969
		Information Technology—9.7%
9,399		Accenture PLC	3,240,963
6,848	[4]	Adobe, Inc.	3,273,892
18,182	[4]	Advanced Micro Devices, Inc.	2,619,481
124,658		Apple, Inc.	28,161,489
14,444		Applied Materials, Inc.	2,622,741
85,230		Broadcom, Inc.	14,469,497
54,671		Cisco Systems, Inc.	2,994,331
26,728		Dell Technologies, Inc.	3,304,383
53,112		IBM Corp.	10,979,313
24,967		Microchip Technology, Inc.	1,831,829
43,094		Micron Technology, Inc.	4,294,317
66,924		Microsoft Corp.	27,194,567
8,717		Motorola Solutions, Inc.	3,916,984
93,935		NVIDIA Corp.	12,470,810
20,124		Salesforce, Inc.	5,863,530
60,454		TD SYNNEX Corp.	6,973,369
		TOTAL	134,211,496
		Materials—1.5%
38,010		FMC Corp.	2,470,270
71,111		Freeport-McMoRan, Inc.	3,201,417
15,417		Linde PLC	7,032,465
28,211		LyondellBasell Industries N.V.	2,450,125
18,733		Vulcan Materials Co.	5,131,531
		TOTAL	20,285,808
		Utilities—2.7%
54,376		American Electric Power Co., Inc.	5,369,630
386,042		CenterPoint Energy, Inc.	11,399,820
110,743		NextEra Energy, Inc.	8,776,383
161,178		PPL Corp.	5,247,956
81,844		Southern Co.	7,450,259
		TOTAL	38,244,048
		TOTAL COMMON STOCKS (IDENTIFIED COST $364,081,577)	605,774,245
	[2]	SHORT-TERM MUNICIPALS—5.7%
		Alabama—0.1%
$ 1,095,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 4.000%, 11/1/2024	1,095,000
		Arizona—0.3%
1,300,000		Arizona State IDA (Vaseo Apartments LP), Mizuho 3A-7 (Series 2023-MIZ9118) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.270%, 11/1/2024	1,300,000
2,700,000		Phoenix, AZ IDA (Mayo Clinic), (Series 2014A) Daily VRDNs, (Bank of America N.A. LIQ), 3.850%, 11/1/2024	2,700,000
		TOTAL	4,000,000
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
	[2]	SHORT-TERM MUNICIPALS—continued
		Colorado—0.1%
$ 1,700,000		Colorado State Health Facilities Authority (Intermountain Healthcare Obligated Group), (Series 2024-E) Daily VRDNs, (TD Bank, N.A. LIQ), 4.000%, 11/1/2024	$ 1,700,000
		Louisiana—0.9%
12,600,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2008C) Daily VRDNs, 4.050%, 11/1/2024	12,600,000
		New York—1.6%
3,450,000		New York City, NY Municipal Water Finance Authority, (2014 Series AA-1) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.050%, 11/1/2024	3,450,000
1,700,000		New York City, NY Municipal Water Finance Authority, (Subseries CC) Daily VRDNs, (Barclays Bank plc LIQ), 4.000%, 11/1/2024	1,700,000
1,675,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.050%, 11/1/2024	1,675,000
6,100,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subseries C-4) Daily VRDNs, (Barclays Bank plc LIQ), 4.000%, 11/1/2024	6,100,000
700,000		New York City, NY, (Fiscal 2017 Series A Subseries A-5) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.050%, 11/1/2024	700,000
3,800,000		New York City, NY, (Series 2015F-6) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.050%, 11/1/2024	3,800,000
1,800,000		New York City, NY, 2015 Series F (Subseries F-5) Daily VRDNs, (Barclays Bank plc LIQ), 4.000%, 11/1/2024	1,800,000
3,200,000		New York City, NY, Fiscal 2013 (Subseries A-3) Daily VRDNs, (Mizuho Bank Ltd. LOC), 3.980%, 11/1/2024	3,200,000
		TOTAL	22,425,000
		North Carolina—0.4%
1,750,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), (Series 2007C) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.000%, 11/1/2024	1,750,000
3,600,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), (Series 2018H) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.000%, 11/1/2024	3,600,000
		TOTAL	5,350,000
		Ohio—0.8%
7,455,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2008 B-4) Daily VRDNs, (Barclays Bank plc LIQ), 3.950%, 11/1/2024	7,455,000
2,970,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (TD Bank, N.A. LIQ), 4.000%, 11/1/2024	2,970,000
		TOTAL	10,425,000
		Oregon—0.3%
4,200,000		Oregon State Facilities Authority (PeaceHealth), (2018 Series B) Daily VRDNs, (TD Bank, N.A. LOC), 4.000%, 11/1/2024	4,200,000
		Pennsylvania—0.2%
1,995,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 4.000%, 11/1/2024	1,995,000
400,000		Philadelphia, PA, (Series 2009B) Weekly VRDNs, (Barclays Bank plc LOC), 3.230%, 11/7/2024	400,000
700,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019E) Daily VRDNs, (U.S. Bank, N.A. LIQ), 4.000%, 11/1/2024	700,000
		TOTAL	3,095,000
		Tennessee—0.8%
11,100,000		Shelby County, TN Health Education & Housing Facilities Board (Methodist Le Bonheur Healthcare), (Series 2008A) Daily VRDNs, (Assured Guaranty, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.050%, 11/1/2024	11,100,000
		Texas—0.1%
1,000,000		Gulf Coast, TX IDA (Exxon Mobil Corp.), (Series 2012) Daily VRDNs, 4.050%, 11/1/2024	1,000,000
200,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-1) Daily VRDNs, 4.050%, 11/1/2024	200,000
		TOTAL	1,200,000
Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
	[2]	SHORT-TERM MUNICIPALS—continued
		Virginia—0.1%
$ 1,600,000		Albemarle County, VA Economic Development Authority (Sentara Health Systems Obligation Group), (Series 2018B) Daily VRDNs, (TD Bank, N.A. LIQ), 4.000%, 11/1/2024	$ 1,600,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $78,790,000)	78,790,000
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $1,141,107,898)[5]	1,388,035,581
		OTHER ASSETS AND LIABILITIES - NET—(0.0%)[6]	(188,495)
		TOTAL NET ASSETS—100%	$1,387,847,086
At October 31, 2024, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (Unaudited).
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2024, these restricted securities amounted to $23,869,254, which represented 1.7% of total net assets.

2
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	Security in default.
4	Non-income-producing security.
5	The cost of investments for federal tax purposes amounts to $1,142,397,493.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$703,471,336	$—	$703,471,336
Short-Term Municipals	—	78,790,000	—	78,790,000
Equity Securities:
Common Stocks
Domestic	570,860,472	—	—	570,860,472
International	24,524,197	10,389,576	—	34,913,773
TOTAL SECURITIES	$595,384,669	$792,650,912	$—	$1,388,035,581
Annual Financial Statements and Additional Information

The following acronym(s) are used throughout this portfolio:
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LP	—Limited Partnership
LT	—Limited Tax
PCRB	—Pollution Control Revenue Bond(s)
PRF	—Pre-refunded
SOFR	—Secured Overnight Financing Rate
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.58	$12.66	$15.09	$13.02	$12.98
Income From Investment Operations:
Net investment income[1]	0.31	0.33	0.27	0.32	0.31
Net realized and unrealized gain (loss)	2.12	(0.08)	(2.06)	2.07	0.04
TOTAL FROM INVESTMENT OPERATIONS	2.43	0.25	(1.79)	2.39	0.35
Less Distributions:
Distributions from net investment income	(0.32)	(0.33)	(0.28)	(0.32)	(0.31)
Distributions from net realized gain	—	—	(0.36)	—	—
TOTAL DISTRIBUTIONS	(0.32)	(0.33)	(0.64)	(0.32)	(0.31)
Net Asset Value, End of Period	$14.69	$12.58	$12.66	$15.09	$13.02
Total Return[2]	19.43%	1.86%	(12.29)%	18.46%	2.73%
Ratios to Average Net Assets:
Net expenses[3]	0.99%[4]	1.00%[4]	1.00%	1.00%	1.00%[4]
Net investment income	2.17%	2.52%	1.99%	2.18%	2.40%
Expense waiver/reimbursement[5]	0.08%	0.09%	0.07%	0.07%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$651,927	$578,250	$617,694	$722,618	$577,400
Portfolio turnover[6]	23%	36%	67%	48%	68%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.99%, 1.00% and 1.00% for the years ended October 31, 2024, 2023 and 2020, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.57	$12.65	$15.08	$13.01	$12.97
Income From Investment Operations:
Net investment income[1]	0.20	0.23	0.17	0.21	0.21
Net realized and unrealized gain (loss)	2.12	(0.08)	(2.07)	2.07	0.04
TOTAL FROM INVESTMENT OPERATIONS	2.32	0.15	(1.90)	2.28	0.25
Less Distributions:
Distributions from net investment income	(0.21)	(0.23)	(0.17)	(0.21)	(0.21)
Distributions from net realized gain	—	—	(0.36)	—	—
TOTAL DISTRIBUTIONS	(0.21)	(0.23)	(0.53)	(0.21)	(0.21)
Net Asset Value, End of Period	$14.68	$12.57	$12.65	$15.08	$13.01
Total Return[2]	18.55%	1.10%	(12.96)%	17.59%	1.96%
Ratios to Average Net Assets:
Net expenses[3]	1.74%[4]	1.75%[4]	1.75%	1.75%	1.75%[4]
Net investment income	1.45%	1.78%	1.22%	1.43%	1.66%
Expense waiver/reimbursement[5]	0.08%	0.09%	0.07%	0.07%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$72,918	$92,339	$138,985	$204,272	$212,844
Portfolio turnover[6]	23%	36%	67%	48%	68%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.74%, 1.75% and 1.75% for the years ended October 31, 2024, 2023 and 2020, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.58	$12.66	$15.09	$13.02	$12.98
Income From Investment Operations:
Net investment income[1]	0.31	0.33	0.27	0.32	0.31
Net realized and unrealized gain (loss)	2.12	(0.09)	(2.06)	2.07	0.04
TOTAL FROM INVESTMENT OPERATIONS	2.43	0.24	(1.79)	2.39	0.35
Less Distributions:
Distributions from net investment income	(0.32)	(0.32)	(0.28)	(0.32)	(0.31)
Distributions from net realized gain	—	—	(0.36)	—	—
TOTAL DISTRIBUTIONS	(0.32)	(0.32)	(0.64)	(0.32)	(0.31)
Net Asset Value, End of Period	$14.69	$12.58	$12.66	$15.09	$13.02
Total Return[2]	19.43%	1.86%	(12.29)%	18.46%	2.73%
Ratios to Average Net Assets:
Net expenses[3]	0.99%[4]	1.00%[4]	1.00%	1.00%	1.00%[4]
Net investment income	2.18%	2.53%	1.98%	2.18%	2.40%
Expense waiver/reimbursement[5]	0.08%	0.09%	0.07%	0.07%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$185,996	$178,339	$215,557	$269,042	$238,543
Portfolio turnover[6]	23%	36%	67%	48%	68%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.99%, 1.00% and 1.00% for the years ended October 31, 2024, 2023 and 2020, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.58	$12.66	$15.09	$13.02	$12.98
Income From Investment Operations:
Net investment income[1]	0.34	0.36	0.31	0.35	0.34
Net realized and unrealized gain (loss)	2.12	(0.08)	(2.07)	2.08	0.04
TOTAL FROM INVESTMENT OPERATIONS	2.46	0.28	(1.76)	2.43	0.38
Less Distributions:
Distributions from net investment income	(0.35)	(0.36)	(0.31)	(0.36)	(0.34)
Distributions from net realized gain	—	—	(0.36)	—	—
TOTAL DISTRIBUTIONS	(0.35)	(0.36)	(0.67)	(0.36)	(0.34)
Net Asset Value, End of Period	$14.69	$12.58	$12.66	$15.09	$13.02
Total Return[2]	19.72%	2.12%	(12.07)%	18.75%	2.99%
Ratios to Average Net Assets:
Net expenses[3]	0.74%[4]	0.75%[4]	0.75%	0.75%	0.75%[4]
Net investment income	2.42%	2.78%	2.24%	2.43%	2.66%
Expense waiver/reimbursement[5]	0.08%	0.09%	0.07%	0.07%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$477,006	$395,819	$427,368	$485,428	$367,771
Portfolio turnover[6]	23%	36%	67%	48%	68%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.74%, 0.75% and 0.75% for the years ended October 31, 2024, 2023 and 2020, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
October 31, 2024

Assets:
Investment in securities, at value (identified cost $1,141,107,898)	$1,388,035,581
Cash	142,340
Receivable for investments sold	16,334,202
Income receivable	10,765,031
Receivable for shares sold	324,088
Total Assets	1,415,601,242
Liabilities:
Payable for investments purchased	$26,579,510
Payable for shares redeemed	471,569
Payable for other service fees (Notes 2 and 5)	279,270
Payable for distribution services fee (Note 5)	47,402
Payable for investment adviser fee (Note 5)	21,696
Payable for administrative fee (Note 5)	3,570
Accrued expenses (Note 5)	351,139
TOTAL LIABILITIES	27,754,156
Net assets for 94,473,629 shares outstanding	$1,387,847,086
Net Assets Consist of:
Paid-in capital	$1,143,584,042
Total distributable earnings (loss)	244,263,044
TOTAL NET ASSETS	$1,387,847,086
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($651,926,539 ÷ 44,370,545 shares outstanding), no par value, unlimited shares authorized	$14.69
Offering price per share (100/94.50 of $14.69)	$15.54
Redemption proceeds per share	$14.69
Class C Shares:
Net asset value per share ($72,917,712 ÷ 4,967,300 shares outstanding), no par value, unlimited shares authorized	$14.68
Offering price per share	$14.68
Redemption proceeds per share (99.00/100 of $14.68)	$14.53
Class F Shares:
Net asset value per share ($185,996,428 ÷ 12,660,848 shares outstanding), no par value, unlimited shares authorized	$14.69
Offering price per share (100/99.00 of $14.69)	$14.84
Redemption proceeds per share (99.00/100 of $14.69)	$14.54
Institutional Shares:
Net asset value per share ($477,006,407 ÷ 32,474,936 shares outstanding), no par value, unlimited shares authorized	$14.69
Offering price per share	$14.69
Redemption proceeds per share	$14.69
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended October 31, 2024

Investment Income:
Interest	$31,921,992
Dividends (net of foreign taxes withheld of $33,822)	11,396,345
TOTAL INCOME	43,318,337
Expenses:
Investment adviser fee (Note 5)	$8,895,052
Administrative fee (Note 5)	1,072,058
Custodian fees	43,579
Transfer agent fees	863,424
Directors’/Trustees’ fees (Note 5)	6,620
Auditing fees	35,426
Legal fees	10,641
Distribution services fee (Note 5)	650,957
Other service fees (Notes 2 and 5)	2,298,452
Portfolio accounting fees	240,546
Share registration costs	65,282
Printing and postage	68,550
Miscellaneous (Note 5)	34,919
TOTAL EXPENSES	14,285,506
Waiver and Reduction:
Waiver of investment adviser fee (Note 5)	(1,142,367)
Reduction of custodian fees (Note 6)	(13,335)
TOTAL WAIVER AND REDUCTION	(1,155,702)
Net expenses	13,129,804
Net investment income	30,188,533
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions	4,044,328
Net realized gain on futures contracts	395,865
Net realized gain on written options	14,658
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	202,382,507
Net change in unrealized appreciation of futures contracts	(24,542)
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	206,812,816
Change in net assets resulting from operations	$237,001,349
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended October 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$30,188,533	$35,206,961
Net realized gain	4,454,851	7,765,138
Net change in unrealized appreciation/depreciation	202,357,965	(11,536,529)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	237,001,349	31,435,570
Distributions to Shareholders:
Class A Shares	(14,388,478)	(15,561,324)
Class B Shares[1]	—	(19,972)
Class C Shares	(1,336,307)	(2,083,764)
Class F Shares	(4,280,952)	(4,916,876)
Institutional Shares	(11,148,770)	(11,952,254)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(31,154,507)	(34,534,190)
Share Transactions:
Proceeds from sale of shares	138,272,424	180,881,841
Net asset value of shares issued to shareholders in payment of distributions declared	30,225,237	32,988,896
Cost of shares redeemed	(231,243,937)	(369,238,615)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(62,746,276)	(155,367,878)
Change in net assets	143,100,566	(158,466,498)
Net Assets:
Beginning of period	1,244,746,520	1,403,213,018
End of period	$1,387,847,086	$1,244,746,520

1	On February 3, 2023, Class B Shares were converted into Class A Shares.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
October 31, 2024
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Muni and Stock Advantage Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide tax-advantaged income with a secondary objective of capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/ accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reduction of $1,155,702 is disclosed in Note 5 and Note 6. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended October 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,606,217
Class C Shares	216,986
Class F Shares	475,249
TOTAL	$2,298,452
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Financial Statements and Additional Information

Futures Contracts
The Fund purchases and sells financial futures contracts to manage currency, duration, market, sector/asset class and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
At October 31, 2024, the Fund had no outstanding futures contracts.
The average notional value of long futures contracts held by the Fund throughout the period was $1,327,555. This is based on amounts held as of each month-end throughout the fiscal year.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional information on restricted securities held at October 31, 2024, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2051	05/27/2021	$260,452	$233,873
California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	05/27/2021	$259,361	$230,593
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	06/24/2014	$500,000	$500,327
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	07/09/2014	$1,500,000	$1,500,448
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	08/27/2015	$1,139,414	$1,137,100
California Statewide Communities Development Authority (Loma Linda University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 12/1/2046	01/11/2023	$2,738,207	$2,784,705
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	05/15/2018	$4,047,666	$3,763,799
Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	10/06/2016	$674,319	$671,385
New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	10/29/2014	$2,500,000	$2,499,950
Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.875%, 11/15/2052	10/06/2022	$2,000,000	$2,171,752
Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 6.625%, 12/1/2032	02/02/2023	$3,000,000	$3,015,796
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Refunding Bonds (Series 2021B), 4.000%, 7/1/2042	04/01/2024	$3,820,000	$3,849,927
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	12/14/2016	$1,503,038	$1,509,599
Annual Financial Statements and Additional Information

Option Contracts
The Fund buys or sells put and call options to manage security, market and sector/asset class risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At October 31, 2024, the Fund had no outstanding purchased or written options contracts.
The average market value of written call options contracts held by the Fund throughout the period was $685. This is based on a daily average held throughout the fiscal year.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$395,865	$—	$—	$395,865
Equity contracts	—	(98,424)	14,658	(83,766)
TOTAL	$395,865	$(98,424)	$14,658	$312,099

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(24,542)

1	The net realized loss on Purchased Options is found within the Net realized gain on investments and foreign currency transactions on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 10/31/2024		Year Ended 10/31/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,693,446	$52,205,632	5,396,080	$70,795,099
Shares issued to shareholders in payment of distributions declared	964,755	13,627,195	1,109,295	14,534,107
Conversion of Class B Shares to Class A Shares[1]	—	—	248,799	3,336,394
Shares redeemed	(6,246,483)	(88,325,435)	(9,575,028)	(125,386,465)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,588,282)	$(22,492,608)	(2,820,854)	$(36,720,865)
	Year Ended 10/31/2024		Year Ended 10/31/2023
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	126	$1,643
Shares issued to shareholders in payment of distributions declared	—	—	1,334	17,405
Conversion of Class B Shares to Class A Shares[1]	—	—	(248,840)	(3,336,394)
Shares redeemed	—	—	(37,763)	(488,408)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	—	$—	(285,143)	$(3,805,754)
Annual Financial Statements and Additional Information

	Year Ended 10/31/2024		Year Ended 10/31/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	377,487	$5,308,626	680,089	$8,925,389
Shares issued to shareholders in payment of distributions declared	91,461	1,280,203	149,482	1,955,311
Shares redeemed	(2,847,470)	(40,323,504)	(4,469,882)	(58,621,528)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(2,378,522)	$(33,734,675)	(3,640,311)	$(47,740,828)
	Year Ended 10/31/2024		Year Ended 10/31/2023
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	135,961	$1,888,193	270,604	$3,534,250
Shares issued to shareholders in payment of distributions declared	302,077	4,262,026	369,301	4,837,913
Shares redeemed	(1,953,470)	(27,632,594)	(3,487,209)	(45,205,205)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(1,515,432)	$(21,482,375)	(2,847,304)	$(36,833,042)
	Year Ended 10/31/2024		Year Ended 10/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,538,006	$78,869,973	7,230,745	$94,289,066
Shares issued to shareholders in payment of distributions declared	781,849	11,055,813	888,973	11,644,160
Shares redeemed	(5,313,482)	(74,962,404)	(10,411,669)	(136,200,615)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,006,373	$14,963,382	(2,291,951)	$(30,267,389)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(4,475,863)	$(62,746,276)	(11,885,563)	$(155,367,878)

1
On February 3, 2023, Class B Shares were converted to Class A Shares. Within the Statement of Changes in Net Assets, the conversion from Class B Shares is within the Cost of shares redeemed and the conversion to Class A Shares is within Proceeds from sale of shares.

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2024 and 2023, was as follows:
	2024	2023
Tax-exempt income	$22,850,577	$23,416,267
Ordinary income	$8,303,930	$11,117,923
TOTAL	$31,154,507	$34,534,190
As of October 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$70,909
Net unrealized appreciation	$245,638,088
Capital loss carryforwards	$(1,435,883)
Other temporary differences	$(10,070)
TOTAL	$244,263,044
At October 31, 2024, the cost of investments for federal tax purposes was $1,142,397,493. The net unrealized appreciation of investments for federal tax purposes was $245,638,088. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $253,852,715 and unrealized depreciation from investments for those securities having an excess of cost over value of $8,214,627. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales, straddle loss deferrals, defaulted bonds and discount accretion/premium amortization on debt securities.
As of October 31, 2024, the Fund had a capital loss carryforward of $1,435,883 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
Annual Financial Statements and Additional Information

The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,122,871	$313,012	$1,435,883
The Fund used capital loss carryforwards of $4,545,691 to offset capital gains realized during the year ended October 31, 2024.
At October 31, 2024, for federal tax purposes, the Fund had $708,236 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.65% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended October 31, 2024, the Adviser voluntarily waived $1,142,367 of its fee.
Certain of the Fund’s assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Adviser’s fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2024, the Sub-Adviser earned a fee of $1,907,588.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2024, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$650,957
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2024, FSC retained $36,195 of fees paid by the Fund. For the year ended October 31, 2024, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2024, FSC retained $19,187 in sales charges from the sale of Class A Shares. FSC also retained $3,346 and $21,036 relating to redemptions of Class C Shares and Class F Shares respectively.
Annual Financial Statements and Additional Information

Other Service Fees
For the year ended October 31, 2024, FSSC received $5,317 of other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.99%, 1.74%, 0.99% and 0.74% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2024, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $235,006,299 and $200,660,000, respectively. Net realized gain (loss) recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the year ended October 31, 2024, the Fund’s expenses were offset by $13,335 under these arrangements.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2024, were as follows:
Purchases	$312,829,962
Sales	$417,291,457
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2024, the Fund had no outstanding loans. During the year ended October 31, 2024, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2024, there were no outstanding loans. During the year ended October 31, 2024, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
Annual Financial Statements and Additional Information

the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended October 31, 2024, 73.4% of distributions from net investment income is exempt from federal income tax other than the federal AMT.
For the year ended October 31, 2024, 100% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended October 31, 2024, 100% qualify for the dividend received deduction available to corporate shareholders.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Federated hermes Income Securities Trust AND SHAREHOLDERS OF Federated HERMES Muni and Stock Advantage Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Muni and Stock Advantage Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Income Securities Trust (the “Trust”)), including the portfolio of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Income Securities Trust) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
December 23, 2024
Annual Financial Statements and Additional Information

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Income Securities Trust (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected three new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, John B. Fisher, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, existing Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey are expected to retire from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	322,211,573.986	7,600,837.866	0	N/A
John B. Fisher	322,797,283.986	7,015,127.866	0	N/A
John G. Carson	323,143,007.022	6,669,404.830	0	N/A
G. Thomas Hough	322,115,946.776	7,696,465.076	0	N/A
Karen L. Larrimer	323,227,008.611	6,585,403.241	0	N/A
Max F. Miller	322,575,850.621	7,236,561.231	0	N/A
Frank J. Nasta	322,481,026.938	7,331,384.914	0	N/A
Thomas M. O’Neill	321,587,241.472	8,225,170.380	0	N/A
Madelyn A. Reilly	322,621,301.225	7,191,110.627	0	N/A
John S. Walsh	322,275,680.139	7,536,731.713	0	N/A
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Muni and Stock Advantage Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Investment Management Company (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its
Annual Financial Statements and Additional Information

evaluation of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the full range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
Annual Financial Statements and Additional Information

considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2023, the Fund’s performance fell below the Performance Peer Group median for the one-year period, and was above the Performance Peer Group median for the three-year and five-year periods. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
Annual Financial Statements and Additional Information

While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is
Annual Financial Statements and Additional Information

affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Muni and Stock Advantage Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C837
CUSIP 31420C811
CUSIP 31420C720
CUSIP 31420C654
31285 (12/24)
© 2024 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Muni and Stock Advantage Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Muni and Stock Advantage Fund: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Muni and Stock Advantage Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Muni and Stock Advantage Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Income Securities Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  December 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  December 23, 2024

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  December 23, 2024